Taxes	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
TAXES

Note 15 — TAXES

(a)    Corporate Income Taxes (“CIT”)

BVI

Harden is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Hong Kong

Under Hong Kong tax laws, Harden HK is subject to statutory income tax rate at 16.5% if revenue is generated in Hong Kong and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Harden Machinery, the Company’s main operating subsidiary in PRC, was approved as a HNTE and was entitled to a reduced income tax rate of 15% beginning 2015. The Company further renewed the “high-tech enterprise” qualification in 2021, and was entitled to a reduced income tax rate of 15% from 2021 to 2023. The new certificate is valid until December 2024.

Deferred tax assets and liabilities

As of December 31, 2023 and 2022, the Company had taxable losses of RMB 12,705,130 ($1,788,882), and RMB 2,245,486($325,596), derived from entities in the PRC, which can be carried forward per tax regulation to offset future taxable income for income tax purposes. As of December 31, 2023, the PRC net operating loss carry forward will expire from December 31, 2024 to 2033 if not utilized.

EIT is typically governed by the local tax authority in PRC. Each local tax authority at times may grant preferred tax treatment to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for fiscal years 2023 and 2022 were reported at a reduced rate of 15% as a result of Harden Machinery being approved as a High and New Technology Enterprises (“HNTEs”). The impact of the tax treatment noted above decreased foreign taxes by $nil and $nil for the years ended December 31, 2023 and 2022, respectively. The certificate is valid until December 20, 2024. The benefit of the preferred tax treatment on net income per share (basic and diluted) was $0.01 and $0.01 for the years ended December 31, 2023 and 2022, respectively.

i)       Income/(loss) before provision for income taxes is attributable to the following geographic location for the years ended December 31, 2023 and 2022:

	For the Years Ended December 31,
	2023	2022
PRC	$526,142	$844,611
Foreign	(497)	(396)
Total Income before income taxes	$525,645	$844,215

ii)      The components of income tax provision (benefit) are as follows:

	For the Years Ended December 31,
	2023	2022
Current	$—	$—
Deferred	(79,088)	(146,200)
Total provision (benefit) for income taxes	$(79,088)	$(146,200)

iii)    The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	As of December 31,
	2023	2022
Deferred tax assets:
Allowance for credit losses and others	$170,398	$333,775
Deferred revenue	532,651	530,412
Sales refund liability	49,598	56,106
Deferred expenses	23,682	26,357
Net operating loss	280,745	89,585
Deferred tax assets:	1,057,074	1,036,235
Valuation allowance:	(50,869)	(81,231)
Deferred tax assets, net	$1,006,205	$955,004

The Group has provided a valuation allowance of $50,869 and $81,231 as of December 31, 2023 and 2022, respectively, for which it has concluded that it is more likely than not that these net operating losses would not be utilized in the future.

The following table reconciles the China statutory tax to the Company’s effective tax for the years ended December 31, 2023 and 2022:

	For the Years Ended December 31,
	2023	2022
China Statutory income tax rate (25%)	131,411	211,054
Effect of preferential tax rate	54,498	91,908
Research & Development (“R&D”) tax credit*	(394,808)	(520,567)
Change in valuation allowance	(28,090)	69,151
NOL true up	74,281	—
Non-deductible items and others**	83,620	2,254
Effective tax rate	$(79,088)	$(146,200)

*        According to PRC tax regulations, 200% of current year R&D expense approved by the local tax authority may be deducted from tax income for the years ended December 31, 2023 and 2022.

**      Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of December 31, 2023, the tax years ended December 31, 2018 through December 31, 2022 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

(b)    Taxes payable

Taxes payable consist of the following:

	December 31, 2023	December 31, 2022
Value added tax payable	$—	$355,409
Other taxes payable	22,539	124,524
Total taxes payable	$22,539	$479,933

(c)     Uncertain tax position

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2023, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2022 and 2023, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.